Fair Value, Schedule of Unobservable Inputs Used in Fair Value Measurements of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Third Party Estimate [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bonds	$ 300	$ 255
Significant unobservable inputs	Sales of comparable instruments	Sales of comparable instruments
Management Estimate [Member] | Servicing Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets	$ 340	$ 350
Significant unobservable inputs	Present value of future payments/useful life	Present value of future payments/useful life
Management Estimate [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 548	$ 1,430
Significant unobservable inputs	Appraisals and/or sales of comparable properties	Appraisals and/or sales of comparable properties
Management Estimate [Member] | Impaired Loans [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Appraisals and/or sales of comparable properties	0.00%	0.00%
Management Estimate [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Appraisals and/or sales of comparable properties	10.00%	25.00%
Management Estimate [Member] | Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	$ 384	$ 281
Significant unobservable inputs	Appraisals and/or sales of comparable properties	Appraisals and/or sales of comparable properties
Management Estimate [Member] | Foreclosed Assets [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Appraisals and/or sales of comparable properties	0.00%
Management Estimate [Member] | Foreclosed Assets [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Appraisals and/or sales of comparable properties	10.00%